UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2011 to July 31, 2011

Item 1:                   Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (63.5%)
Aerospace & Defense (1.2%)
$500	API Technologies Corp.#	(B+, B2)	06/27/16	7.750	$490,000
500	Ducommun, Inc.#	(BB-, Ba2)	06/28/17	5.500	501,250
					991,250
Airlines (0.7%)
600	Delta Air Lines, Inc.#	(BB-, Ba2)	03/07/16	4.250	585,000

Auto Loans (0.6%)
492	Capital Automotive LP#	(B+, Ba3)	03/11/17	5.000	491,393

Auto Parts & Equipment (1.2%)
498	Federal-Mogul Corp.#	(B+, Ba3)	12/29/14	2.129	473,445
500	Milacron LLC#	(B, B1)	05/15/17	7.500	494,375
					967,820
Automotive (0.6%)
500	Kar Auction Services, Inc.#	(BB-, Ba3)	05/19/17	5.000	502,085

Banks (0.6%)
500	Fifth Third Processing Solutions LLC#	(BB-, Ba3)	11/03/16	4.500	498,830

Building & Construction (0.6%)
500	LNR Property Corp.#	(B-, Ba2)	04/29/16	4.750	497,710

Building Materials (0.7%)
600	Nortek, Inc.#	(BB-, B1)	04/26/17	5.250	598,128

Chemicals (5.8%)
500	Ashland, Inc.#	(BB, Baa3)	07/02/18	3.750	500,585
750	Harko C.V.#	(BB-, Ba2)	08/02/17	5.750	749,062
650	Huntsman International LLC#	(BB-, Ba2)	04/19/17	2.691	625,625
1,000	Momentive Performance Materials, Inc.#	(B, Ba3)	05/05/15	3.691	977,250
500	Norit Holding B.V.#	(BB-, B1)	07/10/17	6.750	503,750
500	Potters Holdings II LP#	(B, Ba3)	05/06/17	6.000	497,500
500	PQ Corp.#	(B+, B3)	07/30/14	3.441	484,150
500	Styron Sarl#	(B+, B1)	08/02/17	6.000	499,715
					4,837,637
Consumer Products (1.8%)
500	NBTY, Inc.#	(BB-, Ba3)	10/01/17	4.250	501,250
500	Ranpak Corp.#	(BB-, Ba3)	04/20/17	4.750	495,625
490	Targus Information Corp.#	(BB-, B1)	12/29/16	7.000	481,456
					1,478,331
Consumer/Commercial/Lease Financing (0.7%)
600	Springleaf Financial Funding Co.#	(B+, B2)	05/10/17	5.500	585,000

Diversified Capital Goods (3.1%)
600	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	597,498
500	Husky Injection Molding Systems Ltd.#	(B, Ba3)	06/29/18	6.500	502,030
500	Sensata Technology Finance Co. LLC#	(BB+, Ba3)	05/12/18	4.000	498,565
500	Tomkins LLC#	(BB, Ba2)	09/29/16	4.250	500,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Diversified Capital Goods
$500	TriMas Corp.#	(BB, Ba2)	06/21/17	4.250	$498,335
					2,596,428
Electric - Generation (0.6%)
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, B2)	10/10/14	3.691	470,124

Electric - Integrated (0.9%)
748	The AES Corp.#	(BB+, Ba1)	05/28/18	4.250	748,514

Electronics (2.3%)
500	Mercury Payments Systems#	(B+, B2)	07/01/17	5.191	501,875
500	Shield Finance Co. Sarl#	(B+, B2)	06/15/16	7.625	500,000
133	Technicolor SA#	(B-, B3)	05/26/16	7.000	123,048
367	Technicolor SA#	(B-, B3)	05/26/17	8.000	338,382
500	The TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	495,415
					1,958,720
Energy - Exploration & Production (0.9%)
750	SunCoke Energy, Inc.#	(BB+, Ba1)	07/26/18	3.000	750,472

Environmental (0.6%)
500	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	492,500

Food & Drug Retailers (0.7%)
600	Rite Aid Corp.#	(B+, B3)	03/03/18	4.500	589,050

Food - Wholesale (4.7%)
996	Burger King Holdings, Inc.#	(BB-, Ba3)	10/19/16	4.500	994,175
750	Del Monte Foods Co.#	(B+, Ba3)	03/08/18	4.500	746,782
175	Dole Food Co., Inc.#	(BB-, Ba2)	07/08/18	5.000	174,922
600	JBS USA LLC#	(BB, Ba3)	05/25/18	4.250	597,750
500	Michael Foods Group, Inc.#	(BB-, B1)	02/25/18	4.250	498,905
325	Solvest, Ltd.#	(BB-, Ba2)	07/08/18	5.000	324,855
599	U.S. Foodservice, Inc.#	(B, B3)	07/03/14	2.691	567,456
					3,904,845
Forestry & Paper (0.2%)
189	ICL Industrial Containers#	(B, Ba3)	02/23/18	4.500	188,614

Gaming (0.6%)
482	CCM Merger, Inc.#	(B+, B3)	03/01/17	7.000	487,073

Health Facilities (0.6%)
93	United Surgical Partners International, Inc.#	(B, Ba3)	04/21/14	2.191	89,634
406	United Surgical Partners International, Inc.#	(B, Ba3)	04/21/14	2.191	392,237
					481,871
Health Services (4.7%)
500	Ardent Medical Services, Inc.#	(B, B1)	09/15/15	6.500	498,750
750	Capsugel Holdings US, Inc.#	(BB-, B1)	08/01/18	5.250	751,995
499	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	04/10/14	2.441	475,950
499	Convatec, Inc.#	(B+, Ba3)	12/22/16	5.750	497,605
250	Drummers Investors LLC#	(B+, B1)	05/04/18	5.000	242,250
500	Inventiv Health, Inc.#	(BB-, B1)	05/15/13	6.750	496,460
499	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	462,157
499	Surgery Center Holdings, Inc.#	(B+, Ba3)	02/06/17	6.500	499,997
					3,925,164
Investments & Misc. Financial Services (1.8%)
498	BNY ConvergEX Group LLC#	(B+, B1)	12/19/16	5.250	497,750
500	BNY ConvergEX Group LLC#	(B-, B2)	12/18/17	8.750	499,000
82	U.S. Security Holdings, Inc.#	(B, Ba3)	07/15/17	6.000	81,364
419	U.S. Security Holdings, Inc.#	(B, Ba3)	07/15/17	6.000	417,801
					1,495,915

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Leisure (2.0%)
$499	Cedar Fair LP#	(BB-, Ba2)	12/15/17	4.000	$499,136
653	ClubCorp Club Operations, Inc.#	(BB, Ba2)	11/30/16	6.000	651,431
500	Six Flags Theme Parks, Inc.#	(BB, NR)	06/30/16	5.250	501,565
					1,652,132
Machinery (0.6%)
500	Pro Mach, Inc.#	(B+, B2)	07/06/17	6.250	498,750

Media - Broadcast (2.3%)
500	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	498,125
500	Local TV Finance LLC#	(B+, B2)	05/07/13	2.191	486,160
500	Midcontinent Communications#	(B+, B1)	12/31/16	4.000	500,835
474	TWCC Holding Corp.#	(BB-, Ba3)	02/11/17	4.250	474,898
					1,960,018
Media - Cable (1.9%)
500	Bresnan Broadband Holdings LLC#	(BB+, Ba3)	12/14/17	4.500	499,375
600	CCO Holdings LLC#	(BB+, Ba3)	09/06/14	2.691	582,426
500	CSC Holdings LLC#	(BBB-, Baa3)	03/29/16	1.941	492,970
					1,574,771
Media - Diversified (0.6%)
268	Flint Group Holdings Sarl#	(B-, B2)	12/31/14	6.691	257,483
215	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	6.955	209,992
					467,475
Medical Products (0.7%)
600	Grifols, Inc.#	(BB, Ba3)	06/01/16	5.500	600,000

Metals & Mining - Excluding Steel (1.1%)
400	American Rock Salt Co. LLC#	(B+, B3)	04/25/17	5.500	400,252
499	Walter Energy, Inc.#	(BB-, B1)	04/02/18	4.000	498,386
					898,638
Oil Field Equipment & Services (0.6%)
500	Varel Funding Corp. #	(CCC+, NR)	11/05/14	6.191	487,500

Packaging (1.4%)
598	Berry Plastics Holding Corp.#	(B, B1)	04/03/15	2.191	562,472
133	BWAY Holding Co.#	(B, Ba3)	02/23/18	4.500	132,556
500	Exopack Holding Corp.#	(B, B3)	05/31/17	6.500	497,690
					1,192,718
Printing & Publishing (1.0%)
500	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/14	2.691	456,770
1,000	Yell Group PLC#	(B-, B2)	07/31/14	3.941	342,140
					798,910
Real Estate Investment Trusts (0.9%)
750	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	747,067

Restaurants (1.9%)
500	DineEquity, Inc.#	(BB-, Ba2)	10/19/17	4.250	499,625
20	OSI Restaurant Partners, Inc.#	(B+, B3)	06/14/13	0.011	19,547
578	OSI Restaurant Partners, Inc.#	(B+, B3)	06/14/14	2.441	557,205
500	Wendy’s/Arby’s Restaurants LLC#	(BB, Ba2)	05/24/17	5.000	499,495
					1,575,872
Software/Services (3.1%)
498	Bentley Systems, Inc.#	(BB+, Ba3)	12/29/16	5.750	498,744
500	Eagle Parent, Inc.#	(B+, Ba3)	05/16/18	5.000	487,125
600	First Data Corp.#	(B+, B1)	09/24/14	2.941	558,084
500	SunGard Data Systems, Inc.#	(BB, Ba3)	02/28/14	3.691	493,425

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Software/Services
$600	Vangent, Inc.#	(BB, Ba3)	02/14/13	2.191	$586,500
					2,623,878
Specialty Retail (4.4%)
500	Academy, Ltd.#	(B, B2)	08/03/18	4.500	499,530
600	Claire’s Stores, Inc.#	(B, B3)	05/29/14	2.941	545,064
600	General Nutrition Centers, Inc.#	(B+, B1)	03/02/18	4.250	597,750
500	Nebraska Book Co., Inc.#	(D, Caa2)	06/29/12	7.250	499,375
750	Pilot Travel Centers LLC#	(BB+, Ba2)	03/30/18	4.250	750,517
750	Toys ‘R’ Us, Inc.#	(BB-, B1)	09/01/16	6.000	750,203
					3,642,439
Telecom - Integrated/Services (0.6%)
500	Cellular South, Inc.#	(CCC-, Ba3)	07/27/17	4.500	499,375

Telecom - Wireless (2.1%)
600	Commscope, Inc.#	(BB, Ba3)	01/14/18	5.000	601,374
622	Ntelos, Inc.#	(BB, Ba3)	08/07/15	4.000	620,344
500	SBA Senior Finance II LLC#	(BB, Ba2)	06/30/18	3.750	499,500
					1,721,218
Telecommunications Equipment (2.1%)
499	Avaya, Inc.#	(B, B1)	10/24/14	2.941	476,130
748	Intelsat Jackson Holdings SA#	(BB-, B1)	04/02/18	5.250	748,873
40	Telesat Canada#	(BB-, B1)	10/31/14	3.191	39,057
460	Telesat Canada#	(BB-, B1)	10/31/14	3.191	454,693
					1,718,753
TOTAL BANK LOANS (Cost $52,845,491)					52,781,988

ASSET BACKED SECURITY (0.4%)
Collateralized Debt Obligation (0.4%)
500	Hewett’s Island CDO, Ltd., Rule 144A#‡ (Cost $366,331)	(BBB+, Baa3)	06/09/19	1.052	359,308

CORPORATE BONDS (21.7%)
Auto Parts & Equipment (0.4%)
275	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(BB-, B3)	10/15/17	9.500	305,594

Building & Construction (0.4%)
221	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	134,257
75	William Lyon Homes, Inc., Global Company Guaranteed Notes	(C, Caa3)	12/15/12	7.625	34,313
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $100.00)	(C, Caa3)	02/15/14	7.500	123,063
					291,633
Building Materials (0.7%)
325	Associated Materials LLC, Senior Secured Notes (Callable 11/01/13 @ $106.84)§	(B, B3)	11/01/17	9.125	329,875
300	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	286,500
					616,375
Chemicals (0.4%)
350	Omnova Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.94)‡	(B-, B2)	11/01/18	7.875	342,125

Computer Hardware (0.9%)
700	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94)‡	(BB-, B3)	11/15/17	7.875	722,750

Consumer Products (0.4%)
350	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	370,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Consumer/Commercial/Lease Financing (0.0%)
$0	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)[1]	(B+, B2)	05/01/15	7.000	$384
0	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)[1]	(B+, B2)	05/01/16	7.000	306
0	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)[1]	(B+, B2)	05/01/17	7.000	229
					919
Diversified Capital Goods (0.9%)
200	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	206,000
225	Belden, Inc., Global Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	250,594
250	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)§	(B+, B1)	09/01/20	8.750	273,750
					730,344
Electronics (0.3%)
250	MEMC Electronic Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $105.81)‡	(BB, B1)	04/01/19	7.750	240,000

Energy - Exploration & Production (1.9%)
525	Energy Partners, Ltd., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.13)‡	(B-, Caa1)	02/15/18	8.250	513,187
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	757,750
325	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15 @ $103.63)‡	(B-, Caa1)	02/01/19	7.250	335,563
					1,606,500
Food - Wholesale (0.7%)
525	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	580,125

Forestry & Paper (0.0%)
200	Stone & Webster, Inc.	(NR, NR)	07/01/12	8.375	6,250

Gaming (4.5%)
325	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34)ø‡	(NR, NR)	12/15/14	9.375	127,156
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(CCC+, Caa2)	11/15/19	7.250	154,645
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	105
475	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81)‡	(BB, B2)	02/15/15	7.250	485,687
500	Greektown Superholdings, Inc., Series B, Global Senior Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	559,375
89	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11 @ $103.00)‡	(NR, NR)	11/30/20	8.750	88,555
450	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	459,000
175	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	75,906
450	MTR Gaming Group, Inc., Global Secured Notes (Callable 08/31/11 @ $106.31)	(B, B2)	07/15/14	12.625	473,625
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	219,500
275	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba3)	08/15/15	8.375	292,188
475	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes#‡	(BB, B2)	03/15/14	2.747	453,625
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41)ø^	(NR, NR)	12/15/14	9.625	18
300	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00)‡	(B+, B2)	11/15/15	9.000	310,875
					3,700,260

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services (0.2%)
$150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(CCC+, Caa2)	08/15/18	10.000	$147,000

Leisure (0.2%)
123	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(B, Baa2)	11/15/15	8.875	140,220

Machinery (0.2%)
175	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ 105.31)	(B+, B2)	09/01/14	10.625	189,875

Media - Broadcast (0.9%)
210	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC+, Caa2)	08/15/14	10.500	203,962
7	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)§	(NR, B1)	09/15/14	8.625	7,175
500	Mission Broadcasting, Inc., Global Senior Secured Notes (Callable 04/15/14 @ $104.44)	(B, B3)	04/15/17	8.875	528,750
					739,887
Media - Cable (0.8%)
475	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	517,156
150	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	155,250
					672,406
Media - Diversified (0.9%)
750	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75)‡	(B, B1)	12/15/15	8.250	776,250

Metals & Mining - Excluding Steel (0.4%)
381	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B, B2)	05/15/15	4.417	366,870
150	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25)ø	(NR, NR)	12/15/14	9.000	1
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	25
					366,896
Oil Field Equipment & Services (1.5%)
575	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(BB, Ba3)	11/15/18	7.125	600,875
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	294,250
340	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	366,350
					1,261,475
Oil Refining & Marketing (0.7%)
175	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡§	(BB-, B3)	04/01/17	10.875	201,688
350	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	386,750
					588,438
Packaging (0.3%)
0	BWAY Parent Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/12 @ $105.00)‡[1]	(CCC+, Caa1)	11/01/15	10.125	60
300	Clondalkin Acquisition BV, Rule 144A, Senior Secured Notes#‡	(B, B1)	12/15/13	2.247	288,000
					288,060

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Printing & Publishing (0.5%)
$400	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#§	(B, B1)	02/15/17	9.500	$414,000

Real Estate Development & Management (0.5%)
425	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	409,636

Real Estate Investment Trusts (1.0%)
500	CNL Income Properties, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ $103.63)‡	(BB-, Ba3)	04/15/19	7.250	458,750
325	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)	(B, B2)	11/01/18	8.125	330,281
					789,031
Restaurants (0.4%)
350	Real Mex Restaurants, Inc., Global Senior Secured Notes (Callable 09/06/11 @ $102.00)	(D, Caa2)	01/01/13	14.000	295,750

Software/Services (0.7%)
555	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $102.41)	(B-, Caa1)	02/15/15	9.625	566,100

Support-Services (0.6%)
150	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B2)	03/15/17	9.750	159,000
325	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	323,375
					482,375
Telecom - Integrated/Services (0.0%)
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø#‡	(NR, NR)	01/15/15	6.034	0

Textiles & Apparel (0.0%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	19,759

Theaters & Entertainment (0.2%)
200	AMC Entertainment Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/15 @ $104.88)‡	(CCC+, Caa1)	12/01/20	9.750	205,000

Transportation - Excluding Air/Rail (0.2%)
150	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.06)‡	(B+, B3)	02/15/19	8.125	139,875

TOTAL CORPORATE BONDS (Cost $19,009,843)					18,005,033

Number of Shares				Value

COMMON STOCKS (0.3%)
Automotive (0.0%)
588	Safelite Realty Corp.*^			$0

Chemicals (0.2%)
9,785	Huntsman Corp.			186,893

Forestry & Paper (0.1%)
3,557	AbitibiBowater, Inc.*§			65,022

Printing & Publishing (0.0%)
554	Dex One Corp.*§			1,119
355	SuperMedia, Inc.*§			1,296
				2,415
TOTAL COMMON STOCKS (Cost $555,245)				254,330

PREFERRED STOCK (0.2%)
Banks (0.2%)
151	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $27,634)‡			137,193

WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14* (Cost $0)			4,132

SHORT-TERM INVESTMENTS (36.2%)
3,715,682	State Street Navigator Prime Portfolio, 0.23772%§§			3,715,682

Par (000)		Maturity	Rate%

$26,327	State Street Bank and Trust Co. Euro Time Deposit	08/01/11	0.010	26,327,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,042,682)				30,042,682

TOTAL INVESTMENTS AT VALUE (122.3%) (Cost $102,847,226)				101,584,666

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.3%)				(18,514,918)

NET ASSETS (100.0%)				$83,069,748

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $10,079,174 or 12.1% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
1	Par value of security held is less than 1000.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2011.
+	Step Bond — The interest rate is as of July 31, 2011 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at July 31, 2011.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$52,781,988	$—	$52,781,988
Asset Backed Security	—	359,308	—	359,308
Corporate Bonds	—	18,005,015	18	18,005,033
Common Stocks	254,330	—	—	254,330
Preferred Stock	137,193	—	—	137,193
Warrant	—	4,132	—	4,132
Short-Term Investments	3,715,682	26,327,000	—	30,042,682
Other Financial Instruments *
	$4,107,205	$97,477,443	$18	$101,584,666

* Other financial instruments include futures, forwards and swap contracts.

As of July 31, 2011, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended July 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At July 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $102,847,226, $1,305,024, $(2,567,584) and $(1,262,560), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 19, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 19, 2011